Non-Capital Loss Carry Forwards Expiration (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012
Operating Loss Carryforwards [Line Items]
Tax losses no expiry date	$ 1,001,591	[1]
Tax losses	1,219,100	[1]
Africa
Operating Loss Carryforwards [Line Items]
Tax losses no expiry date	12,458	[1]
Tax losses	24,326	[1]
AUSTRALIA
Operating Loss Carryforwards [Line Items]
Tax losses no expiry date	46,669	[1]
Tax losses	46,669	[1]
BRAZIL
Operating Loss Carryforwards [Line Items]
Tax losses no expiry date	88,279	[1]
Tax losses	88,279	[1]
CANADA
Operating Loss Carryforwards [Line Items]
Tax losses	145,196	[1]
DENMARK
Operating Loss Carryforwards [Line Items]
Tax losses no expiry date	29,458	[1]
Tax losses	29,458	[1]
NETHERLANDS
Operating Loss Carryforwards [Line Items]
Tax losses	16,002	[1]
NORWAY
Operating Loss Carryforwards [Line Items]
Tax losses no expiry date	457,479	[1]
Tax losses	457,479	[1]
IRELAND
Operating Loss Carryforwards [Line Items]
Tax losses no expiry date	16,986	[1]
Tax losses	16,986	[1]
UNITED KINGDOM
Operating Loss Carryforwards [Line Items]
Tax losses no expiry date	98,237	[1]
Tax losses	98,237	[1]
LUXEMBOURG
Operating Loss Carryforwards [Line Items]
Tax losses no expiry date	251,825	[1]
Tax losses	251,825	[1]
UNITED STATES
Operating Loss Carryforwards [Line Items]
Tax losses	19,072	[1]
Other Foreign Country
Operating Loss Carryforwards [Line Items]
Tax losses no expiry date	200	[1]
Tax losses	25,571	[1]
2013
Operating Loss Carryforwards [Line Items]
Tax losses subject to expire	2,727	[1]
2013 | NETHERLANDS
Operating Loss Carryforwards [Line Items]
Tax losses subject to expire	2,727	[1]
2015
Operating Loss Carryforwards [Line Items]
Tax losses subject to expire	10,913	[1]
2015 | Africa
Operating Loss Carryforwards [Line Items]
Tax losses subject to expire	10,913	[1]
2017 and thereafter
Operating Loss Carryforwards [Line Items]
Tax losses subject to expire	203,869	[1]
2017 and thereafter | Africa
Operating Loss Carryforwards [Line Items]
Tax losses subject to expire	955	[1]
2017 and thereafter | CANADA
Operating Loss Carryforwards [Line Items]
Tax losses subject to expire	145,196	[1]
2017 and thereafter | NETHERLANDS
Operating Loss Carryforwards [Line Items]
Tax losses subject to expire	13,275	[1]
2017 and thereafter | UNITED STATES
Operating Loss Carryforwards [Line Items]
Tax losses subject to expire	19,072	[1]
2017 and thereafter | Other Foreign Country
Operating Loss Carryforwards [Line Items]
Tax losses subject to expire	$ 25,371	[1]

[1]	Represents the gross amount of tax loss carry forwards translated at closing exchange rates at April 30, 2012.